Investment Objectives and Goals	Jun. 25, 2025
Lazard Retirement International Small Cap Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Retirement International Small Cap Equity Portfolio
Lazard International Small Cap Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard International Small Cap Equity Portfolio